Fees Summary	Jan. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 682,318,660.51
Previously Paid Amount	103,669.02
Total Fee Amount	104,385.20
Total Offset Amount	0.00
Net Fee	$ 716.18